Offerings - Offering: 1	Nov. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	252,561
Proposed Maximum Offering Price per Unit	3.0140
Maximum Aggregate Offering Price	$ 761,218.85
Fee Rate	0.01381%
Amount of Registration Fee	$ 105.12
Offering Note	Calculated solely for purposes of this offering under Rules 457(c) and 457(h) of the Securities Act of 1933, as amended (the “Securities Act”), on the basis of the average of the high and low prices per share of Registrant’s Common Stock on October 31, 2025 as reported by The Nasdaq Stock Market.

Covers 252,561 shares of the Registrant’s common stock, $0.001 par value per share (“Common Stock”), issuable under the Registrant’s 2023 Equity Incentive Plan, as amended (the “Plan”), included in the reoffer prospectus in Part I of the Registration Statement (the “Reoffer Prospectus”), which Reoffer Prospectus may be utilized for reofferings and resales by certain executive officers and directors of the Registrant listed in the Reoffer Prospectus who may be deemed “affiliates” of the Registrant on a continuous or a delayed basis in the future, which is inclusive of 209,857 additional shares of Common Stock issuable under the Plan. Pursuant to Rule 416 promulgated under the Securities Act, this registration statement shall also be deemed to cover any additional shares of Common Stock that may from time to time be offered or issued under the Plan to prevent dilution resulting from stock splits, stock dividends or similar transactions that increases the number of outstanding shares of Common Stock.